Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Funds Trust
Entity Central Index Key	0001111565
Document Period End Date	Aug. 31, 2024
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Asset Allocation Fund
Class Name	Class M
Trading Symbol	MPBLX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Asset Allocation Fund
Class Name	Investor Shares
Trading Symbol	MIBLX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Fund
Class Name	Class M
Trading Symbol	MPBFX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Fund
Class Name	Investor Shares
Trading Symbol	MIBDX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Corporate Bond Fund
Class Name	Class M
Trading Symbol	BYMMX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Corporate Bond Fund
Class Name	Investor Shares
Trading Symbol	BYMIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Fund
Class Name	Class M
Trading Symbol	MEMKX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	MIEGX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class M
Trading Symbol	MPISX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Investor Shares
Trading Symbol	MIISX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class A
Trading Symbol	BMIAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class C
Trading Symbol	BMISX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class I
Trading Symbol	BMIIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Income Stock Fund
Class Name	Class Y
Trading Symbol	BMIYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Intermediate Bond Fund
Class Name	Class M
Trading Symbol	MPIBX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Intermediate Bond Fund
Class Name	Investor Shares
Trading Symbol	MIIDX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Fund
Class Name	Class M
Trading Symbol	MPITX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Fund
Class Name	Investor Shares
Trading Symbol	MIINX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Class Name	Class M
Trading Symbol	MMBMX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Class Name	Investor Shares
Trading Symbol	MMBIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Mid Cap Multi-Strategy Fund
Class Name	Class M
Trading Symbol	MPMCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares
Shareholder Report [Line Items]
Fund Name	BNY Mellon Mid Cap Multi-Strategy Fund
Class Name	Investor Shares
Trading Symbol	MIMSX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Municipal Opportunities Fund
Class Name	Class M
Trading Symbol	MOTMX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares
Shareholder Report [Line Items]
Fund Name	BNY Mellon Municipal Opportunities Fund
Class Name	Investor Shares
Trading Symbol	MOTIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Intermediate Municipal Bond Fund
Class Name	Class M
Trading Symbol	MPNIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Intermediate Municipal Bond Fund
Class Name	Investor Shares
Trading Symbol	MINMX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Municipal Money Market Fund
Class Name	Class M
Trading Symbol	MOMXX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Municipal Money Market Fund
Class Name	Investor Shares
Trading Symbol	MNTXX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Short-Term Municipal Bond Fund
Class Name	Class M
Trading Symbol	MPSTX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon National Short-Term Municipal Bond Fund
Class Name	Investor Shares
Trading Symbol	MINSX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Class Name	Class M
Trading Symbol	MNYMX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Class Name	Investor Shares
Trading Symbol	MNYIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Class Name	Class M
Trading Symbol	MPPIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Class Name	Investor Shares
Trading Symbol	MIPAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short-Term U.S. Government Securities Fund
Class Name	Class M
Trading Symbol	MPSUX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short-Term U.S. Government Securities Fund
Class Name	Investor Shares
Trading Symbol	MISTX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class M
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Multi-Strategy Fund
Class Name	Class M
Trading Symbol	MPSSX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares –
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Multi-Strategy Fund
Class Name	Investor Shares
Trading Symbol	MISCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon Asset Allocation Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$49	0.45%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 17.15%.

• In comparison, the Morningstar Moderate Target Risk Index returned 15.55% for the same period.

What affected the Fund’s performance?

• Global markets rose amid U.S. economic growth, a strong job market, continued disinflation, a central bank easing stance, optimism regarding artificial intelligence, and healthy corporate earnings, margins and balance sheets.

• The Fund’s performance relative to the Index benefited primarily from its equity position, driven by asset allocation, largely due to an overweight allocation to U.S. large-cap issues.

• Fixed-income positioning detracted from relative performance, resulting from overweight allocation to the lagging U.S. investment-grade category.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index), S&P 500® Index (a broad-based index), and Morningstar Moderate Target Risk Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	17.15%	8.93%	6.95%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	7.30%	-0.04%	1.64%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.99%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 449,000,000
Holdings Count	534
Advisory Fees Paid, Amount	$ 1,388,519
Portfolio Turnover	30.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$449	534	$1,388,519	30.53%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) *Amount represents less than 0.01%.
Material Fund Change [Text Block]

• Effective September 27, 2024, the investment targets and ranges of the asset classes in which the Fund invests were revised. For additional information, please refer to the prospectus supplement filed on September 27, 2024.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Asset Allocation Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$76	0.70%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 76	[2]
Expense Ratio, Percent	0.70%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 16.86%.

• In comparison, the Morningstar Moderate Target Risk Index returned 15.55% for the same period.

What affected the Fund’s performance?

• Global markets rose amid U.S. economic growth, a strong job market, continued disinflation, a central bank easing stance, optimism regarding artificial intelligence, and healthy corporate earnings, margins and balance sheets.

• The Fund’s performance relative to the Index benefited primarily from its equity position, driven by asset allocation, largely due to an overweight allocation to U.S. large-cap issues.

• Fixed-income positioning detracted from relative performance, resulting from overweight allocation to the lagging U.S. investment-grade category.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index), S&P 500® Index (a broad-based index), and Morningstar Moderate Target Risk Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	16.86%	8.67%	6.70%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	7.30%	-0.04%	1.64%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.99%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 449,000,000
Holdings Count	534
Advisory Fees Paid, Amount	$ 1,388,519
Portfolio Turnover	30.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$449	534	$1,388,519	30.53%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) *Amount represents less than 0.01%.
Material Fund Change [Text Block]

• Effective September 27, 2024, the investment targets and ranges of the asset classes in which the Fund invests were revised. For additional information, please refer to the prospectus supplement filed on September 27, 2024.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Bond Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 7.20%.

• In comparison, the Bloomberg U.S. Aggregate Bond Index returned 7.30% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited from slightly overweight exposure to corporate bonds and solid duration management.

• Overweight exposure to finance-related corporate bonds enhanced relative returns, as did a bias toward lower-coupon mortgage-backed securities.

• A small position in Treasury Inflation-Protected Securities detracted slightly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	7.20%	-0.07%	1.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 1,281,000,000
Holdings Count	180
Advisory Fees Paid, Amount	$ 4,837,752
Portfolio Turnover	56.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,281	180	$4,837,752	56.80%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Bond Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 6.94%.

• In comparison, the Bloomberg U.S. Aggregate Bond Index returned 7.30% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited from slightly overweight exposure to corporate bonds and solid duration management.

• Overweight exposure to finance-related corporate bonds enhanced relative returns, as did a bias toward lower-coupon mortgage-backed securities.

• A small position in Treasury Inflation-Protected Securities detracted slightly from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	6.94%	-0.32%	1.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 1,281,000,000
Holdings Count	180
Advisory Fees Paid, Amount	$ 4,837,752
Portfolio Turnover	56.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,281	180	$4,837,752	56.80%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Corporate Bond Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 10.12%.

• In comparison, the Bloomberg U.S. Intermediate Credit Index returned 8.63% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited from overweight exposure to corporates rated BBB and lower.

• From a sector perspective, overweight exposure in finance provided the strongest contribution to relative performance.

• The Fund’s lack of exposure to utilities detracted slightly from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index), Bloomberg U.S. Intermediate Credit Index, and Bloomberg U.S. Credit Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	10.12%	2.13%	3.20%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	7.30%	-0.04%	1.64%
Bloomberg U.S. Intermediate Credit Index	8.63%	1.59%	2.47%
Bloomberg U.S. Credit Index**	8.98%	0.59%	2.47%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Credit Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 420,000,000
Holdings Count	153
Advisory Fees Paid, Amount	$ 1,673,069
Portfolio Turnover	24.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$420	153	$1,673,069	24.27%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Corporate Bond Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 9.86%.

• In comparison, the Bloomberg U.S. Intermediate Credit Index returned 8.63% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited from overweight exposure to corporates rated BBB and lower.

• From a sector perspective, overweight exposure in finance provided the strongest contribution to relative performance.

• The Fund’s lack of exposure to utilities detracted slightly from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index), Bloomberg U.S. Intermediate Credit Index, and Bloomberg U.S. Credit Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	9.86%	1.87%	2.95%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	7.30%	-0.04%	1.64%
Bloomberg U.S. Intermediate Credit Index	8.63%	1.59%	2.47%
Bloomberg U.S. Credit Index**	8.98%	0.59%	2.47%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Credit Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 420,000,000
Holdings Count	153
Advisory Fees Paid, Amount	$ 1,673,069
Portfolio Turnover	24.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$420	153	$1,673,069	24.27%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Emerging Markets Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$134	1.27%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 134	[3]
Expense Ratio, Percent	1.27%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 10.42%.

• In comparison, the MSCI Emerging Markets Index returned 15.07% for the same period.

What affected the Fund’s performance?

• Expectations for U.S. interest-rate cuts helped propel emerging markets to a positive return over the period, although China underperformed, owing to continued market concerns about the country’s economic recovery.

• Financials hindered returns most, and stock selections in the banking and insurance industries were the primary detractors. Consumer staples was also an area of weakness.

• The Fund benefited most from consumer discretionary stocks, especially internet retailers. An underweight in materials also added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	10.42%	4.37%	1.84%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 216,000,000
Holdings Count	74
Advisory Fees Paid, Amount	$ 2,255,454
Portfolio Turnover	30.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$216	74	$2,255,454	30.57%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Emerging Markets Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$160	1.52%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 160	[4]
Expense Ratio, Percent	1.52%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 10.08%.

• In comparison, the MSCI Emerging Markets Index returned 15.07% for the same period.

What affected the Fund’s performance?

• Expectations for U.S. interest-rate cuts helped propel emerging markets to a positive return over the period, although China underperformed, owing to continued market concerns about the country’s economic recovery.

• Financials hindered returns most, and stock selections in the banking and insurance industries were the primary detractors. Consumer staples was also an area of weakness.

• The Fund benefited most from consumer discretionary stocks, especially internet retailers. An underweight in materials also added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	10.08%	4.11%	1.58%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 216,000,000
Holdings Count	74
Advisory Fees Paid, Amount	$ 2,255,454
Portfolio Turnover	30.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$216	74	$2,255,454	30.57%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Income Stock Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 19.31%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	19.31%	13.44%	10.48%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 223,000,000
Holdings Count	54
Advisory Fees Paid, Amount	$ 1,743,238
Portfolio Turnover	92.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Income Stock Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 18.94%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	18.94%	13.16%	10.20%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 223,000,000
Holdings Count	54
Advisory Fees Paid, Amount	$ 1,743,238
Portfolio Turnover	92.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Income Stock Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$126	1.15%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 126	[5]
Expense Ratio, Percent	1.15%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 19.13%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	12.23%	11.78%	9.58%
without Sales Charge	19.13%	13.11%	10.24%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class A shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 223,000,000
Holdings Count	54
Advisory Fees Paid, Amount	$ 1,743,238
Portfolio Turnover	92.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Income Stock Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$207	1.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 207	[6]
Expense Ratio, Percent	1.90%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 18.14%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	17.14%	**	12.27%	9.53%
without Deferred Sales Charge	18.14%		12.27%	9.53%
Russell 1000® Index (broad-based index)*	26.60%		15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%		10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

Periods prior to the inception date of the Fund's Class C shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class C shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 223,000,000
Holdings Count	54
Advisory Fees Paid, Amount	$ 1,743,238
Portfolio Turnover	92.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Income Stock Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$99	0.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 99	[7]
Expense Ratio, Percent	0.90%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 19.29%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	19.29%	13.39%	10.46%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class I shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 223,000,000
Holdings Count	54
Advisory Fees Paid, Amount	$ 1,743,238
Portfolio Turnover	92.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Income Stock Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$99	0.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 99	[8]
Expense Ratio, Percent	0.90%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 19.35%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	19.35%	13.43%	10.48%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class Y shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 223,000,000
Holdings Count	54
Advisory Fees Paid, Amount	$ 1,743,238
Portfolio Turnover	92.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Intermediate Bond Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 6.66%.

• In comparison, the Bloomberg U.S. Intermediate Government/Credit Index returned 7.11% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited primarily from underweight exposure to Treasury bonds.

• Despite overweight exposure to corporate bonds, the Fund’s relatively short duration profile undermined relative returns.

• Within the corporate bond sector, finance positions detracted most significantly from relative performance, while industrials slightly outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Government/Credit Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	6.66%	1.26%	1.66%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)*	7.21%	-0.02%	1.76%
Bloomberg U.S. Intermediate Government/Credit Index	7.11%	0.96%	1.80%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 480,000,000
Holdings Count	116
Advisory Fees Paid, Amount	$ 1,955,848
Portfolio Turnover	39.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$480	116	$1,955,848	39.92%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Intermediate Bond Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 6.32%.

• In comparison, the Bloomberg U.S. Intermediate Government/Credit Index returned 7.11% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited primarily from underweight exposure to Treasury bonds.

• Despite overweight exposure to corporate bonds, the Fund’s relatively short duration profile undermined relative returns.

• Within the corporate bond sector, finance positions detracted most significantly from relative performance, while industrials slightly outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Government/Credit Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	6.32%	1.01%	1.41%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)*	7.21%	-0.02%	1.76%
Bloomberg U.S. Intermediate Government/Credit Index	7.11%	0.96%	1.80%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 480,000,000
Holdings Count	116
Advisory Fees Paid, Amount	$ 1,955,848
Portfolio Turnover	39.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$480	116	$1,955,848	39.92%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon International Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$95	0.88%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 95	[9]
Expense Ratio, Percent	0.88%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 15.71%.

• In comparison, the MSCI EAFE® Index returned 19.40% for the same period.

What affected the Fund’s performance?

• Despite geopolitical tensions, global markets performed well, supported by supportive economic fundamentals, including weakening inflation, improving consumer confidence and declining interest rates.

• Stock selections in consumer discretionary and health care detracted. Luxury goods companies declined on weakness in China while a drug company was hurt by litigation, strategic uncertainty and weak earnings.

• Security selections in information technology and materials contributed most positively. Positions in cybersecurity and semiconductor capital equipment performed well, and U.S. infrastructure projects benefited shares of a building materials company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	15.71%	7.48%	4.24%
MSCI EAFE® Index	19.40%	8.61%	5.20%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 255,000,000
Holdings Count	65
Advisory Fees Paid, Amount	$ 1,696,356
Portfolio Turnover	50.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$255	65	$1,696,356	50.18%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon International Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$122	1.13%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 122	[10]
Expense Ratio, Percent	1.13%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 15.36%.

• In comparison, the MSCI EAFE® Index returned 19.40% for the same period.

What affected the Fund’s performance?

• Despite geopolitical tensions, global markets performed well, supported by supportive economic fundamentals, including weakening inflation, improving consumer confidence and declining interest rates.

• Stock selections in consumer discretionary and health care detracted. Luxury goods companies declined on weakness in China while a drug company was hurt by litigation, strategic uncertainty and weak earnings.

• Security selections in information technology and materials contributed most positively. Positions in cybersecurity and semiconductor capital equipment performed well, and U.S. infrastructure projects benefited shares of a building materials company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	15.36%	7.21%	3.99%
MSCI EAFE® Index	19.40%	8.61%	5.20%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 255,000,000
Holdings Count	65
Advisory Fees Paid, Amount	$ 1,696,356
Portfolio Turnover	50.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$255	65	$1,696,356	50.18%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.47%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer-dated maturities and from security selection in the AA-rated category.

• From a sector perspective, overweight exposure to education bonds contributed positively to the Fund’s relative performance.

• The Fund’s exposure to industry development revenue/pollution control revenue (IDR/PCR) bonds detracted slightly from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.47%	0.90%	1.93%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 148,000,000
Holdings Count	125
Advisory Fees Paid, Amount	$ 595,248
Portfolio Turnover	68.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$148	125	$595,248	68.51%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 5.21%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer-dated maturities and from security selection in the AA-rated category.

• From a sector perspective, overweight exposure to education bonds contributed positively to the Fund’s relative performance.

• The Fund’s exposure to industry development revenue/pollution control revenue (IDR/PCR) bonds detracted slightly from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	5.21%	0.67%	1.67%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 148,000,000
Holdings Count	125
Advisory Fees Paid, Amount	$ 595,248
Portfolio Turnover	68.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$148	125	$595,248	68.51%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Mid Cap Multi-Strategy Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 16.31%.

• In comparison, the Russell Midcap® Index returned 20.16% for the same period.

What affected the Fund’s performance?

• Resilient U.S. economic growth, a softening but still strong job market, continued disinflation and a shift to central bank easing, along with lower yields, contributed to positive sentiment.

• Improved earnings and margins and optimism around AI also contributed to the strong equity market performance.

• The fund’s underperformance was driven by the performance of three of the five underlying funds. The primary detractor was the growth category, followed by the value category.

• The only contributor was the tax-sensitive category, with results driven by the outperformance of the underlying fund, and with the overweight in this category producing a neutral effect.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell Midcap® Index, Russell Midcap® Growth Index, and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	16.31%	10.76%	9.19%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Index	20.16%	11.24%	9.58%
Russell Midcap® Growth Index**	19.07%	10.50%	10.61%
Russell Midcap® Value Index**	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**

Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell Midcap® Growth Index and Russell Midcap® Value Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 1,230,000,000
Holdings Count	608
Advisory Fees Paid, Amount	$ 10,155,070
Portfolio Turnover	35.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,230	608	$10,155,070	35.97%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Material Fund Change [Text Block]

• The investment targets and ranges of the funds the Fund allocates its asset among were revised. For additional information, please see the Fund's prospectus dated December 29, 2023.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$127	1.18%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 16.02%.

• In comparison, the Russell Midcap® Index returned 20.16% for the same period.

What affected the Fund’s performance?

• Resilient U.S. economic growth, a softening but still strong job market, continued disinflation and a shift to central bank easing, along with lower yields, contributed to positive sentiment.

• Improved earnings and margins and optimism around AI also contributed to the strong equity market performance.

• The fund’s underperformance was driven by the performance of three of the five underlying funds. The primary detractor was the growth category, followed by the value category.

• The only contributor was the tax-sensitive category, with results driven by the outperformance of the underlying fund, and with the overweight in this category producing a neutral effect.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell Midcap® Index, Russell Midcap® Growth Index, and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	16.02%	10.48%	8.93%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Index	20.16%	11.24%	9.58%
Russell Midcap® Growth Index**	19.07%	10.50%	10.61%
Russell Midcap® Value Index**	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**

Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell Midcap® Growth Index and Russell Midcap® Value Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 1,230,000,000
Holdings Count	608
Advisory Fees Paid, Amount	$ 10,155,070
Portfolio Turnover	35.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,230	608	$10,155,070	35.97%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Material Fund Change [Text Block]

• The investment targets and ranges of the funds the Fund allocates its asset among were revised. For additional information, please see the Fund's prospectus dated December 29, 2023.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Municipal Opportunities Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 8.31%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited notably from holdings below investment grade.

• From a state perspective, relative returns benefited most from holdings issued by Texas, followed closely by California. Hedging with financial futures also added to relative performance.

• No positions detracted notably from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and Bloomberg U.S. Municipal Bond Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	8.31%	1.65%	2.97%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 2,094,000,000
Holdings Count	738
Advisory Fees Paid, Amount	$ 9,610,292
Portfolio Turnover	63.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,094	738	$9,610,292	63.45%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) State Allocation (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Municipal Opportunities Fund | Investor Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 8.14%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited notably from holdings below investment grade.

• From a state perspective, relative returns benefited most from holdings issued by Texas, followed closely by California. Hedging with financial futures also added to relative performance.

• No positions detracted notably from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and Bloomberg U.S. Municipal Bond Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	8.14%	1.40%	2.73%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 2,094,000,000
Holdings Count	738
Advisory Fees Paid, Amount	$ 9,610,292
Portfolio Turnover	63.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,094	738	$9,610,292	63.45%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) State Allocation (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon National Intermediate Municipal Bond Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.63%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground, as inflation moderated and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer-dated maturities, and from security selection in the AA-rated category. New York State holdings further enhanced relative returns.

• From a sector perspective, tax-supported general obligation securities were the strongest contributor to the Fund’s relative performance.

• Holdings of securities with maturities shorter than the Index were major detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.63%	0.98%	2.06%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 1,827,000,000
Holdings Count	540
Advisory Fees Paid, Amount	$ 6,626,102
Portfolio Turnover	66.66%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,827	540	$6,626,102	66.66%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) State Allocation (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 5.29%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground, as inflation moderated and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer-dated maturities, and from security selection in the AA-rated category. New York State holdings further enhanced relative returns.

• From a sector perspective, tax-supported general obligation securities were the strongest contributor to the Fund’s relative performance.

• Holdings of securities with maturities shorter than the Index were major detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	5.29%	0.73%	1.80%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 1,827,000,000
Holdings Count	540
Advisory Fees Paid, Amount	$ 6,626,102
Portfolio Turnover	66.66%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,827	540	$6,626,102	66.66%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) State Allocation (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon National Municipal Money Market Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon National Municipal Money Market Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Net Assets	$ 136,000,000
Holdings Count	36
Advisory Fees Paid, Amount	$ 228,137
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$136	36	$228,137

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Trustees has approved the liquidation of the Fund, effective on or about October 21, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on September 18, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated December 29, 2023, as supplemented, which is available at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated December 29, 2023, as supplemented, which is available at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon National Municipal Money Market Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon National Municipal Money Market Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Net Assets	$ 136,000,000
Holdings Count	36
Advisory Fees Paid, Amount	$ 228,137
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$136	36	$228,137

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Trustees has approved the liquidation of the Fund, effective on or about October 21, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on September 18, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated December 29, 2023, as supplemented, which is available at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated December 29, 2023, as supplemented, which is available at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon National Short-Term Municipal Bond Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$45	0.44%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 45	[11]
Expense Ratio, Percent	0.44%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 4.55%.

• In comparison, the S&P Municipal Bond Investment Grade Short Index returned 4.36% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited primarily from exposure to the housing sector and, to a lesser degree, industry development revenue/pollution control revenue (IDR/PCR) holdings.

• Security selection among A-rated bonds further enhanced relative returns.

• Security selection among BBB-rated bonds detracted slightly from performance, as did positioning in the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Short Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	4.55%	1.11%	1.09%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Short Index	4.36%	1.26%	1.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 376,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 989,100
Portfolio Turnover	90.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$376	171	$989,100	90.99%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) State Allocation (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$70	0.69%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 70	[12]
Expense Ratio, Percent	0.69%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 4.29%.

• In comparison, the S&P Municipal Bond Investment Grade Short Index returned 4.36% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited primarily from exposure to the housing sector and, to a lesser degree, industry development revenue/pollution control revenue (IDR/PCR) holdings.

• Security selection among A-rated bonds further enhanced relative returns.

• Security selection among BBB-rated bonds detracted slightly from performance, as did positioning in the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Short Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	4.29%	0.86%	0.83%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Short Index	4.36%	1.26%	1.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 376,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 989,100
Portfolio Turnover	90.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$376	171	$989,100	90.99%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) State Allocation (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon New York Intermediate Tax-Exempt Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$61	0.59%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 61	[13]
Expense Ratio, Percent	0.59%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.57%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer maturities than the Index and from security selection among AA-rated bonds.

• From a sector perspective, positive contributors to relative performance included tax-supported securities, education sector bonds and industry development revenue/pollution control revenue (IDR/PCR) bonds.

• Securities with a duration shorter than the Index detracted from relative returns, as did cash holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.57%	0.73%	1.93%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 91,000,000
Holdings Count	92
Advisory Fees Paid, Amount	$ 271,367
Portfolio Turnover	85.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$91	92	$271,367	85.11%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon New York Intermediate Tax-Exempt Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$86	0.84%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 86	[14]
Expense Ratio, Percent	0.84%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 5.31%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer maturities than the Index and from security selection among AA-rated bonds.

• From a sector perspective, positive contributors to relative performance included tax-supported securities, education sector bonds and industry development revenue/pollution control revenue (IDR/PCR) bonds.

• Securities with a duration shorter than the Index detracted from relative returns, as did cash holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	5.31%	0.48%	1.68%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 91,000,000
Holdings Count	92
Advisory Fees Paid, Amount	$ 271,367
Portfolio Turnover	85.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$91	92	$271,367	85.11%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$61	0.59%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 61	[15]
Expense Ratio, Percent	0.59%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.20%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to the state’s general obligation securities and industry development revenue/pollution control revenue (IDR/PCR) bonds.

• Security selections in the AA category further enhanced relative returns.

• Securities with a duration shorter than the Index detracted from relative performance, as did cash holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.20%	0.80%	1.93%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 93,000,000
Holdings Count	105
Advisory Fees Paid, Amount	$ 253,122
Portfolio Turnover	77.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$93	105	$253,122	77.74%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$86	0.84%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 86	[16]
Expense Ratio, Percent	0.84%	[16]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 4.94%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to the state’s general obligation securities and industry development revenue/pollution control revenue (IDR/PCR) bonds.

• Security selections in the AA category further enhanced relative returns.

• Securities with a duration shorter than the Index detracted from relative performance, as did cash holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	4.94%	0.57%	1.67%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 93,000,000
Holdings Count	105
Advisory Fees Paid, Amount	$ 253,122
Portfolio Turnover	77.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$93	105	$253,122	77.74%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Short-Term U.S. Government Securities Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Short-Term U.S. Government Securities Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$51	0.50%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 51	[17]
Expense Ratio, Percent	0.50%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.73%.

• In comparison, the Bloomberg U.S. Government 1-3 Year Bond Index returned 5.90% for the same period.

What affected the Fund’s performance?

• Short-term U.S. government securities generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle, later signaling it was preparing to cut rates.

• The Fund’s short-term agency mortgage instrument investments, along with their relatively short duration, bolstered returns relative to the Index early in the reporting period but detracted beginning in June 2024.

• Exposure to Treasury securities with maturities from two to three years boosted relative returns via duration effects.

• Investments in short-term agency mortgage instruments, along with their relatively short duration, detracted from the Fund’s relative performance beginning in June.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Government 1-3 Year Bond Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.73%	1.17%	1.04%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)*	7.21%	-0.02%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.90%	1.30%	1.33%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 84,000,000
Holdings Count	115
Advisory Fees Paid, Amount	$ 219,478
Portfolio Turnover	34.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$84	115	$219,478	34.93%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Short-Term U.S. Government Securities Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$77	0.75%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 77	[18]
Expense Ratio, Percent	0.75%	[18]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 5.47%.

• In comparison, the Bloomberg U.S. Government 1-3 Year Bond Index returned 5.90% for the same period.

What affected the Fund’s performance?

• Short-term U.S. government securities generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle, later signaling it was preparing to cut rates.

• The Fund’s short-term agency mortgage instrument investments, along with their relatively short duration, bolstered returns relative to the Index early in the reporting period but detracted beginning in June 2024.

• Exposure to Treasury securities with maturities from two to three years boosted relative returns via duration effects.

• Investments in short-term agency mortgage instruments, along with their relatively short duration, detracted from the Fund’s relative performance beginning in June.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Government 1-3 Year Bond Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	5.47%	0.94%	0.80%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)*	7.21%	-0.02%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.90%	1.30%	1.33%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 84,000,000
Holdings Count	115
Advisory Fees Paid, Amount	$ 219,478
Portfolio Turnover	34.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$84	115	$219,478	34.93%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Small Cap Multi-Strategy Fund | Class M
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 9.97%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• Resilient U.S. economic growth, a softening but still strong job market, continued disinflation and a shift to central bank easing, along with lower yields, contributed to positive sentiment.

• Improved earnings and margins and optimism around AI also contributed to the strong equity market performance. Low leverage and increasing cash balances kept credit risk contained despite rising rates.

• None of the three underlying funds made positive contributions to active return as every category and manager underperformed the benchmark.

• The fund’s underperformance was driven by manager selection. The negative contribution from manager selection was roughly even across value, growth and opportunistic strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell 2000® Index, Russell 2000® Growth Index, and Russell 2000® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	9.97%	8.82%	7.96%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%
Russell 2000® Growth Index**	17.67%	8.35%	8.21%
Russell 2000® Value Index**	19.25%	10.38%	7.46%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell 2000® Growth Index and Russell 2000® Value Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 321,000,000
Holdings Count	210
Advisory Fees Paid, Amount	$ 3,972,825
Portfolio Turnover	60.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$321	210	$3,972,825	60.95%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares –
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$137	1.31%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 9.68%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• Resilient U.S. economic growth, a softening but still strong job market, continued disinflation and a shift to central bank easing, along with lower yields, contributed to positive sentiment.

• Improved earnings and margins and optimism around AI also contributed to the strong equity market performance. Low leverage and increasing cash balances kept credit risk contained despite rising rates.

• None of the three underlying funds made positive contributions to active return as every category and manager underperformed the benchmark.

• The fund’s underperformance was driven by manager selection. The negative contribution from manager selection was roughly even across value, growth and opportunistic strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell 2000® Index, Russell 2000® Growth Index, and Russell 2000® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	9.68%	8.56%	7.69%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%
Russell 2000® Growth Index**	17.67%	8.35%	8.21%
Russell 2000® Value Index**	19.25%	10.38%	7.46%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell 2000® Growth Index and Russell 2000® Value Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 321,000,000
Holdings Count	210
Advisory Fees Paid, Amount	$ 3,972,825
Portfolio Turnover	60.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$321	210	$3,972,825	60.95%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[7]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[9]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[11]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[13]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[14]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[15]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[16]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[17]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[18]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.